Assets Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Jun. 12, 2025	Feb. 14, 2025	Sep. 30, 2025	Dec. 31, 2024
Extractive Industries Rollforward [Abstract]
Opening balance			$ 2,261,197	$ 1,562,828
Transferred from other non-current assets			0	255,289
Transferred from vessels and equipment, net			76,270	0
Additions			510,175	347,209
Interest costs capitalized			76,579	95,871
Reimbursement of capital spares invoiced to bp at COD			(43,152)	0
Derecognition on commencement of sales-type lease (note 5)			(1,823,677)	0
Closing balance			1,057,392	2,261,197
FLNG Gimi
Extractive Industries Rollforward [Abstract]
Opening balance			1,762,632	1,562,828
Transferred from other non-current assets			0	0
Transferred from vessels and equipment, net			0	0
Additions			65,381	109,130
Interest costs capitalized			38,816	90,674
Reimbursement of capital spares invoiced to bp at COD			(43,152)	0
Derecognition on commencement of sales-type lease (note 5)	$ (1,823,700)		(1,823,677)	0
Closing balance	$ 1,823,700		0	1,762,632
MKII FLNG
Extractive Industries Rollforward [Abstract]
Opening balance			498,565	0
Transferred from other non-current assets			0	255,289
Transferred from vessels and equipment, net		$ 76,300	76,270	0
Additions			444,794	238,079
Interest costs capitalized			37,763	5,197
Reimbursement of capital spares invoiced to bp at COD			0	0
Derecognition on commencement of sales-type lease (note 5)			0	0
Closing balance			$ 1,057,392	$ 498,565